PGIM S&P 500 Max Buffer ETF – October
Schedule of Investments  (unaudited)
as of January 31, 2026
Description	Shares	Value
Short-Term Investments 104.9%
Affiliated Mutual Fund 2.6%
PGIM Core Government Money Market Fund (7-day effective yield 3.805%) (cost $94,531)(wb)	94,531	$94,531
Options Purchased*~ 102.3%
(cost $3,572,095)		3,640,808

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 104.9% (cost $3,666,626)		3,735,339
Option Written*~ (4.9)%
(premiums received $165,525)		(174,643)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 100.0% (cost $3,501,101)		3,560,696
Liabilities in excess of other assets (0.0)%		(1,509)

Net Assets 100.0%		$3,559,187

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	09/30/26	$13.32		52		5	$3,507,376
State Street SPDR S&P 500 ETF Trust	Put	09/30/26	$666.18		52		5	133,432
Total Options Purchased (cost $3,572,095)								$3,640,808
Option Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	09/30/26	$710.88		52		5	$(174,643)
(premiums received $165,525)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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